FOREIGN CURRENCY TRANSLATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Foreign currency translation on
Property, plant and equipment, at fair value	$ 61	$ (1,512)	$ 506
Borrowings	(133)	537	(282)
Deferred income tax liabilities and assets	(43)	184	(82)
Other assets and liabilities	14	(34)	46
Foreign currency translation, net	$ (101)	$ (825)	$ 188